Note 1 - General Information (Details)	12 Months Ended
Dec. 31, 2018
General Information Abstract
Name of Reporting Entity or Other Means of Identification	BBVA Banco Francés S.A.
New Name of Reporting Entity Defined by The Shareholders Meeting held on April 24, 2019	BBVA Argentina S.A.
Legal Form of Entity	sociedad anónima
Country of Incorporation	Argentina
Nature of Entitys Operations and Principal Activities	universal bank
Number of National Branches	252 national branches.
Name of Ultimate Parent of Group	Banco Bilbao Vizcaya Argentaria, S.A.
Percentage of Share Capital of Controlling Entity	66.55%